Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund))	0 Months Ended
Aug. 26, 2011
Class A
Average Annual Return:
1 Year	18.35%
Life of Class	(1.82%)
Inception Date	Oct. 01, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	18.35%
Life of Class	(2.10%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	11.93%
Life of Class	(1.68%)
Class C
Average Annual Return:
1 Year	23.67%
Life of Class	(0.76%)
Inception Date	Oct. 01, 2007
Class N
Average Annual Return:
1 Year	24.28%
Life of Class	(0.26%)
Inception Date	Oct. 01, 2007
Class Y
Average Annual Return:
1 Year	26.03%
Life of Class	0.34%
Inception Date	Oct. 01, 2007
Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.76%
Life of Class	(5.21%) [1]

[1]	From 9-30-07